CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 57,245	$ 671	₨ 55,684	₨ 45,067
Items that will not be reclassified to the consolidated income statement:
Changes in the fair value of financial instruments	(199)	(2)	(18)	(718)
Actuarial gains/(losses) on post-employment benefit obligations	(94)	(1)	(10)	57
Tax impact on above items	24	0	4	(69)
Total of items that will not be reclassified to the consolidated income statement	(269)	(3)	(24)	(730)
Items that will be reclassified subsequently to the consolidated income statement:
Changes in fair value of financial instruments	0	0	6	(6)
Foreign currency translation adjustments	1,353	16	(318)	946
Foreign currency translation reserve re-classified to the income statement on divestment of foreign operation	(1,513)	(18)	0	0
Effective portion of changes in fair value of cash flow hedges	2,432	29	(470)	(905)
Tax impact on above items	(58)	(1)	117	306
Total of items that will be reclassified subsequently to the consolidated income statement	2,214	26	(665)	341
Other comprehensive loss for the year, net of tax	1,945	23	(689)	(389)
Total comprehensive income for the year, net of tax	59,190	694	54,995	44,678
Attributable to:
Equity holders of the parent company	58,489	686	54,995	44,678
Non-controlling interests	₨ 701	$ 8	₨ 0	₨ 0